Financial Risk Management Objective and Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 LBP (LL)	Dec. 31, 2021 EGP (ج.م.)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 LBP (LL)	Dec. 31, 2020 EGP (ج.م.)
Financial Risk Management Objective and Policies (Details) [Line Items]
Principle foreign currency risk	$ 344,153			$ 1,749,641
Net position	619,707			1,233,768
Official exchange rate	$ 275,554			$ 515,873
Lebanese Pounds [Member]
Financial Risk Management Objective and Policies (Details) [Line Items]
Net position | LL		LL 415,397,110			LL 777,678,316
Egyptian Pounds [Member]
Financial Risk Management Objective and Policies (Details) [Line Items]
Net position | ج.م.			ج.م. 9,733,671			ج.م. 21,936,397